Selected Statements of Operations Data (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Statements [Table Text Block]
	Year ended December 31,
	2019	2018	2017
Financial income:

Interest on bank deposits and other	$2,535	$406	$69
Exchange rate differences, net	-	87	-
Realized gain on sale of marketable securities, net	271	-	34
Interest on marketable securities	1,975	2,107	1,896
Amortization of premium and accretion of discount on marketable securities, net	112	-	-

	4,893	2,600	1,999
Financial expenses:

Bank charges	(405)	(299)	(244)
Exchange rate differences, net	(1,175)	-	(757)
Realized loss on sale of marketable securities, net	-	(480)	-
Amortization of premium and accretion of discount on marketable securities, net	-	(388)	(546)

	(1,580)	(1,167)	(1,547)

Total financial income:	$3,313	$1,433	$452